Segmented information and supplemental cash flow disclosure - Disclosure of revenues allocated by geography (Details) - USD ($)	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of operating segments [line items]
Revenue	$ 5,347,190	$ 8,440,010	$ 8,344,248	$ 26,021,018
United States of America [Member]
Disclosure of operating segments [line items]
Revenue	5,023,184	7,775,988	7,617,744	25,083,663
Canada [Member]
Disclosure of operating segments [line items]
Revenue	$ 324,006	$ 664,022	$ 726,504	$ 937,355